Discontinued operations - Narrative (Details) € in Thousands, $ in Thousands			3 Months Ended		9 Months Ended
	Jul. 29, 2025 USD ($) tranche	Jul. 29, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Oct. 01, 2025 USD ($)	Oct. 01, 2025 EUR (€)	Sep. 30, 2025 EUR (€)	Jul. 29, 2025 EUR (€) tranche	Jul. 14, 2025 USD ($)	Jul. 14, 2025 EUR (€)
Discontinued Operations, Disposed of by Sale | Light-Duty
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from sale	$ 59,975		$ 47,146		$ 47,146				€ 40,424	€ 51,424
Loss from classifying the discontinued operations as held-for-sale | $			$ 5,085	$ 0	$ 35,268	$ 0
Consideration held in escrow	$ 12,829									€ 11,000
Number of tranches for consideration held in escrow | tranche	4									4
Maximum potential earnouts	$ 3,790	€ 3,250
Discontinued Operations, Disposed of by Sale | Light-Duty | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration held in escrow							$ 3,519	€ 3,000
Loans Payable
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Face amount of loan											$ 5,839	€ 5,000